[LOGO OF GOLDMAN SACHS]






                                                                Lincoln National
                                                    Growth and Income Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Growth and Income Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National
Growth and Income Fund, Inc.

Managed by:

[LOGO OF GOLDMAN SACHS]

The Lincoln National Growth and Income Fund had a return of -6.8% for the six months ending June 30, 2001, versus its benchmarks, the S&P 500 Index* and Russell 1000 Index** which returned -6.7% and -7.1% respectively for the period.

In managing the Fund, we do not take size or sector bets. We hope to add value versus the Russell 1000 Index by individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts and companies with strong profit margins and sustainable earnings.

During the first half of the year, stock selection in the Fund was a positive contributor in nine of the thirteen sectors defined by Barra, most notably in the Financial and Energy sectors. Unsuccessful bets in Technology, drove down returns. In terms of specific stocks, underweights in the poorly performing JDS Uniphase, Lucent and Coca Cola (0.1% of the Fund) were the biggest positive contributors to performance. Overweights in Solectron (0.4%) and Ciena (0.4%), and an underweight in Microsoft (3.0%) were the biggest detractors from returns.

Goldman Sachs
Quantitative Equity Management Team





* The S&P500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

** The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                            Growth and Income Fund 1

Lincoln National
Growth and Income Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                              Number              Market
Common Stock - 99.1%                          of Shares           Value
--------------------------------------------------------------------------------
Aerospace & Defense - 2.0%
--------------------------------------------------------------------------------
 Boeing                                         136,500           $  7,589,400
 General Dynamics                               367,800             28,618,518
 Honeywell International                        227,000              7,942,730
+L-3 Communications                             103,900              7,927,570
 Lockheed Martin                                163,100              6,042,855
 United Technologies                             75,900              5,560,434
--------------------------------------------------------------------------------
                                                                    63,681,507
Automobiles & Automotive Parts - 1.6%
--------------------------------------------------------------------------------
 AutoNation                                     727,800              8,442,480
 Danaher                                         73,500              4,116,000
 Ford Motor                                     338,931              8,320,756
 General Motors                                 417,600             26,872,560
 Goodyear Tire & Rubber                          63,400              1,775,200
--------------------------------------------------------------------------------
                                                                    49,526,996
Banking & Finance - 13.6%
--------------------------------------------------------------------------------
 Bank of America                                651,400             39,103,542
 Bank of New York                               401,200             19,257,600
 Bank One                                        31,800              1,138,440
 BB&T                                           120,700              4,429,690
 Bear Stearns                                    53,300              3,143,101
 Citigroup                                    1,868,980             98,756,902
 Comerica                                       429,350             24,730,560
 Countrywide Credit Industries                  512,400             23,508,912
 Dime Bancorp                                   213,300              7,945,425
+E*TRADE Group                                  102,800                663,060
 Fannie Mae                                     274,300             23,356,645
 Fifth Third Bancorp                             77,900              4,677,895
 Fleet Boston Financial                         448,830             17,706,344
 Freddie Mac                                    147,700             10,339,000
 Heller Financial                               115,600              4,624,000
 Investors Financial Services                    13,200                884,400
 J.P. Morgan Chase                               95,730              4,269,558
 Lehman Brothers Holdings                       380,100             29,552,775
 M & T Bank                                      45,600              3,442,800
 Merrill Lynch                                  507,200             30,051,600
 National City                                   37,600              1,157,328
 Northern Trust                                  87,800              5,487,500
 Paychex                                         33,400              1,336,000
 PNC Financial Group                             81,300              5,348,727
 Regions Financial                               66,600              2,131,200
 Schwab (Charles)                               298,000              4,559,400
 SEI                                            102,000              4,834,800
 SunTrust Banks                                  89,200              5,778,376
 U.S. Bancorp                                   212,419              4,841,029
 Union Planters                                  24,900              1,085,640
 Washington Mutual                              705,990             26,509,925
 Wells Fargo                                    408,400             18,962,012
--------------------------------------------------------------------------------
                                                                   433,614,186
Buildings & Materials - 0.9%
--------------------------------------------------------------------------------
 Jacobs Engineering Group                        24,500              1,598,135
 Lennar                                         337,600             14,077,920
 Massey Energy                                  402,700              7,957,352
 Pulte                                          109,600              4,672,248
 USG                                             57,700                243,494
--------------------------------------------------------------------------------
                                                                    28,549,149
Cable, Media & Publishing - 6.0%
--------------------------------------------------------------------------------
+AOL Time Warner                              1,140,550             60,449,150
+AT&T- Liberty Media Class A                    774,100             13,539,009
+Charter Communications Class A                  64,100              1,496,735
+Comcast Special Class A                        269,900             11,713,660
+Fox Entertainment Group                         75,100              2,095,290
 Harte Hanks                                    124,800              3,090,048
 Knight-Ridder                                  256,900             15,234,170
--------------------------------------------------------------------------------

                                              Number              Market
Cable, Media & Publishing (Cont.)             of Shares           Value
--------------------------------------------------------------------------------
 New York Times                                 238,800           $ 10,029,600
 Omnicom Group                                  272,700             23,452,200
 Reynolds & Reynolds Class A                    326,600              7,168,870
+TMP Worldwide                                   26,600              1,572,326
+Univision Communications                        23,700              1,013,886
+USA Networks                                    52,200              1,471,518
+Viacom Class B                                 742,467             38,422,667
--------------------------------------------------------------------------------
                                                                   190,749,129
Chemicals - 1.2%
--------------------------------------------------------------------------------
 Avery Dennison                                  28,800              1,470,240
 Beckman Coulter                                135,000              5,508,000
 Cabot                                           53,300              1,919,866
+Cabot Microelectronics                          16,400              1,016,800
+Cytec Industries                                53,900              2,048,200
 Dow Chemical                                   207,600              6,902,700
 Lubrizol                                       134,900              4,188,645
 Pharmacia                                       98,000              4,503,100
 Praxair                                        129,900              6,105,300
 Sigma-Aldrich                                   72,400              2,796,088
--------------------------------------------------------------------------------
                                                                    36,458,939
Computers & Technology - 13.4%
--------------------------------------------------------------------------------
+3Com                                           138,600                658,350
 Adobe Systems                                  386,900             18,184,300
+Affiliated Computer Services                   189,800             13,648,518
+Akamai Technologies                              6,800                 62,390
+Ariba                                           58,000                319,000
+Art Technology Group                             6,800                 39,440
+At Home Series A                               114,200                244,388
 Autodesk                                        46,000              1,715,800
+Avaya                                           17,150                234,955
+BEA Systems                                    120,000              3,685,200
+BroadVision                                     82,000                410,000
+Brocade Communications Systems                  58,700              2,582,213
+Cadence Design Systems                          73,900              1,376,757
+Checkfree                                       26,100                915,327
+Cisco Systems                                1,166,000             21,221,200
+CMGI                                            32,600                 97,800
+Commerce One                                    89,200                520,928
+Dell Computer                                  105,200              2,729,940
+Doubleclick                                      8,500                118,660
+DST Systems                                     83,000              4,374,100
+E.Piphany                                       28,850                293,116
 Electronic Data Systems                        193,500             12,093,750
+EMC                                            711,200             20,660,360
+Extreme Networks                                 5,900                174,050
 First Data                                     343,300             22,057,025
+Gateway                                        128,700              2,117,115
 Hewlett-Packard                                276,100              7,896,460
+Homestore.Com                                   10,100                353,096
+i2 Technologies                                 46,000                910,800
+Infospace.com                                   76,200                292,608
+Ingram Micro Class A                           256,400              3,715,236
 International Business Machines                699,000             78,987,001
+International Game Technology                   98,500              6,165,115
+Internet Capital Group                           5,500                 11,000
+Internet Security Systems                        2,500                121,400
+Intuit                                          61,000              2,439,390
+Jabil Circuit                                  122,300              3,774,178
+Juniper Networks                                65,700              2,043,270
+Kana Communications                             34,600                 70,584
 Linear Technology                              157,000              6,942,540
+Macromedia                                      27,700                498,600
+Metromedia Fiber Network Class A                63,200                128,928
+Microsoft                                    1,331,800             96,688,681
+NCR                                             91,200              4,286,400
+Network Associates                              18,700                232,815
+Nvidia                                          63,300              5,871,075
+Oracle                                         713,500             13,556,500
+Palm                                           170,090              1,032,446
+PeopleSoft                                     111,700              5,498,991
+Portal Software                                 36,300                149,919
+Rational Software                               74,700              2,095,335
+Redback Networks                                10,200                 90,984
+RSA Security                                    26,100                807,795

                            Growth and Income Fund 2

                                              Number              Market
Computers & Technology (Cont.)                of Shares           Value
--------------------------------------------------------------------------------
+Sapient                                         33,800           $    329,550
+Siebel Systems                                 110,400              5,177,760
+Solectron                                      651,700             11,926,110
+Sun Microsystems                             1,249,600             19,643,712
+Symantec                                        90,200              3,940,838
+Synopsys                                        79,600              3,851,844
+Tech Data                                      100,200              3,342,672
+Tibco Software                                  16,200                206,874
+VeriSign                                        63,425              3,806,134
+Verticalnet                                     32,800                 81,672
+Vignette                                        26,900                238,603
+Yahoo                                           90,500              1,809,095
--------------------------------------------------------------------------------
                                                                   429,550,693
Consumer Products - 2.7%
--------------------------------------------------------------------------------
 Avon Products                                  392,000             18,141,760
 Colgate-Palmolive                              553,000             32,621,470
 Ecolab                                          24,100                987,377
 Estee Lauder Class A                           287,300             12,382,630
 Fortune Brands                                 102,100              3,916,556
 Minnesota Mining & Manufacturing                71,900              8,203,790
 Procter & Gamble                               180,800             11,535,040
--------------------------------------------------------------------------------
                                                                    87,788,623
Electronics & Electrical Equipment - 9.2%
--------------------------------------------------------------------------------
+Altera                                          46,600              1,351,400
+Amphenol Class A                                92,700              3,712,635
+Analog Devices                                 125,900              5,445,175
 Arrow Electronics                              234,400              5,693,576
+Atmel                                          121,600              1,640,384
 AVNET                                          255,400              5,726,068
 AVX                                            252,000              5,292,000
+Broadcom Class A                                40,500              1,731,780
 Emerson Electric                               124,500              7,532,250
 General Electric                             2,911,900            141,955,125
+General Motors Class H                          45,500                921,375
 Intel                                        1,356,800             39,686,400
+International Rectifier                         37,300              1,271,930
+Kemet                                          163,900              3,246,859
+KLA-Tencor                                      25,200              1,473,444
+Maxim Integrated Products                      198,700              8,784,527
+Micron Technology                              166,600              6,847,260
 Molex                                          150,800              5,508,724
 Molex-Class A                                   36,000              1,073,520
+Novellus Systems                                22,500              1,277,775
+Qlogic                                          21,000              1,353,450
+RF Micro Devices                                22,500                603,000
+Sanmina                                        652,900             15,284,389
+Tektronix                                      158,800              4,311,420
 Texas Instruments                              458,420             14,440,230
 Utilicorp United                               272,200              8,359,262
--------------------------------------------------------------------------------
                                                                   294,523,958
Energy - 7.8%
--------------------------------------------------------------------------------
 Amerada Hess                                   153,800             12,427,040
 Ashland                                        166,400              6,672,640
+BJ Services                                    341,400              9,688,932
 Conoco Class B                                 187,300              5,412,970
 Dynegy                                         407,900             18,967,350
 Exxon-Mobil                                    833,500             72,806,225
 Kerr-McGee                                     258,016             17,098,720
+Nabors Industries                               74,400              2,767,680
 Nicor                                           24,900                970,602
 Occidental Petroleum                           940,300             25,002,577
 Phillips Petroleum                             180,700             10,299,900
 Sunoco                                         191,200              7,003,656
 Texaco                                         158,200             10,536,120
 Tosco                                          198,400              8,739,520
 Ultramar Diamond Shamrock                      295,500             13,962,375
 USX-Marathon Group                             867,900             25,611,729
--------------------------------------------------------------------------------
                                                                   247,968,036
Environmental Services - 0.6%
--------------------------------------------------------------------------------
 Waste Management                               577,500             17,798,550
--------------------------------------------------------------------------------

                                              Number              Market
Food, Beverage & Tobacco - 3.3%               of Shares           Value
--------------------------------------------------------------------------------
 Coca Cola                                       69,200           $  3,114,000
 IBP                                             32,100                810,525
 Pepsi Bottling Group                           340,000             13,634,000
 PepsiCo                                        234,400             10,360,480
 Philip Morris                                  371,400             18,848,550
 Quaker Oats                                     39,400              3,595,250
 RJ Reynolds Tobacco Holdings                   415,200             22,669,920
 Sara Lee                                       324,900              6,153,606
 Sysco                                        1,014,100             27,532,815
--------------------------------------------------------------------------------
                                                                   106,719,146
Healthcare & Pharmaceuticals - 13.1%
--------------------------------------------------------------------------------
 Abbott Laboratories                            814,400             39,099,344
 Allergan                                       140,900             12,046,950
 American Home Products                         560,200             32,738,088
+AmeriSource Health Class A                     113,500              6,276,550
+Amgen                                          112,500              6,826,500
 Bristol-Myers Squibb                           443,900             23,215,970
 Cardinal Health                                458,200             31,615,800
+Genzyme-General Division                        62,600              3,818,600
+IVAX                                           184,750              7,205,250
 Johnson & Johnson                              433,800             21,690,000
 Lilly (Eli)                                    252,600             18,692,400
 McKesson HBOC                                  303,100             11,251,072
 Medtronic                                      644,034             29,632,004
 Merck & Company                                763,500             48,795,285
+PacifiCare Health Systems                       71,200              1,160,560
+Patterson Dental                                36,100              1,083,000
 Pfizer                                       2,231,650             89,377,583
 Schering-Plough                                 80,900              2,931,816
 Stryker                                        143,900              7,892,915
 UnitedHealth Group                             355,100             21,927,425
+WebMD                                           36,500                255,500
--------------------------------------------------------------------------------
                                                                   417,532,612
Industrial Machinery - 0.6%
--------------------------------------------------------------------------------
+Applied Materials                              284,800             13,983,680
 Dover                                           85,000              3,200,250
+FMC                                             27,700              1,899,112
--------------------------------------------------------------------------------
                                                                    19,083,042
Insurance - 4.4%
--------------------------------------------------------------------------------
 Allstate                                       665,858             29,291,093
 American General                                95,800              4,449,910
 American International Group                   288,150             24,780,900
 Cigna                                          133,100             12,753,642
+CNA Financial                                   44,300              1,747,635
 John Hancock Financial Services                103,200              4,154,832
 Loews                                          402,200             25,913,746
 Marsh & McLennan                                44,800              4,524,800
 Metropolitan Life Insurance                    369,900             11,459,502
 Mony Group                                      74,100              2,973,633
 Nationwide Financial Services Class A          149,400              6,521,310
 Old Republic International                      87,600              2,540,400
 Progressive                                     80,500             10,882,795
--------------------------------------------------------------------------------
                                                                   141,994,198
Leisure, Lodging & Entertainment - 1.6%
--------------------------------------------------------------------------------
+Sabre Group Holdings                            44,400              2,220,000
 Tyco International                             424,292             23,123,914
 Walt Disney                                    928,800             26,833,032
--------------------------------------------------------------------------------
                                                                    52,176,946
Metals & Mining - 0.1%
--------------------------------------------------------------------------------
+Inco                                           204,300              3,526,218
--------------------------------------------------------------------------------

Miscellaneous - 0.6%
--------------------------------------------------------------------------------
+Apollo Group Class A                            98,000              4,160,100
 Applied Biosystems Group Applera
 Corporation                                    100,900              2,699,075
 Manpower                                       102,700              3,070,730
 PerkinElmer                                    117,200              3,226,516
+Thermo Electron                                241,000              5,306,820
+Waters                                          25,400                701,294
--------------------------------------------------------------------------------
                                                                    19,164,535

                            Growth and Income Fund 3

                                              Number              Market
Packaging & Containers - 0.1%                 of Shares           Value
--------------------------------------------------------------------------------
 Ball                                            84,100           $  3,999,796
--------------------------------------------------------------------------------

Paper & Forest Products - 0.1%
--------------------------------------------------------------------------------
 Weyerhaeuser                                    69,100              3,798,427
--------------------------------------------------------------------------------

Real Estate - 0.5%
--------------------------------------------------------------------------------
 CarrAmerica Realty                              44,400              1,354,200
 Equity Office Properties Trust                 244,300              7,727,209
 Equity Residential Properties                   89,900              5,083,845
 Spieker Properties                              23,000              1,378,850
 Vornado Realty Trust                            30,900              1,206,336
--------------------------------------------------------------------------------
                                                                    16,750,440
Retail - 4.5%
--------------------------------------------------------------------------------
+Amazon.com                                      74,100              1,048,515
+BJ's Wholesale Club                             71,400              3,802,764
+CDW Computer Centers                            32,300              1,282,633
 CVS                                            341,000             13,162,600
 Dillard                                         75,100              1,146,777
+eBay                                            41,400              2,835,486
 Family Dollar Stores                            58,100              1,489,103
 Harcourt General                                52,900              3,078,251
 Home Depot                                     565,650             26,331,008
+K Mart                                         621,400              7,127,458
 Liz Claiborne                                   59,800              3,016,910
+Payless ShoeSource                              49,900              3,228,530
 Penney (J.C.)                                   76,400              2,013,904
 Ross Stores                                    126,300              3,024,885
 Sears, Roebuck                                 367,000             15,527,770
 Sherwin-Williams                               159,100              3,532,020
 Target                                         297,700             10,300,420
 The Talbots                                    166,800              7,297,500
 Tupperware                                      61,900              1,450,317
 Wal-Mart Stores                                311,100             15,181,680
 Walgreen                                       550,700             18,806,405
--------------------------------------------------------------------------------
                                                                   144,684,936
Telecommunications - 7.9%
--------------------------------------------------------------------------------
+ADC Telecommunications                         372,500              2,458,500
 Alltel                                          66,900              4,098,294
 A T & T                                        983,350             21,633,700
+A T & T Wireless Group                         164,500              2,689,575
 BCE                                            180,100              4,736,630
 BellSouth                                      799,100             32,179,757
+Ciena                                          318,900             12,118,200
+Comverse Technology                            184,000             10,602,080
+Ditech Communications                           54,100                401,422
+Dycom                                           58,500              1,341,405
+Exodus Communications                          165,900                341,754
 Harris                                          52,000              1,414,920
+Level 3 Communications                         107,000                587,430
+Openwave Systems                                12,948                449,296
+Plantronics                                     63,200              1,463,080
 Qwest Communications International             324,100             10,329,067
 SBC Communications                           1,126,900             45,143,614
 Scientific-Atlanta                             287,200             11,660,320
+Sprint                                         187,000              4,516,050
 Telephone & Data Systems                        56,200              6,111,750
+Tellabs                                        303,800              5,857,264
 Verizon Communications                       1,214,316             64,965,906
+Worldcom                                       440,050              6,248,710
 Worldcom - MCI Group                            17,602                283,392
+XO Communications                               70,900                136,128
--------------------------------------------------------------------------------
                                                                   251,768,244
Textiles, Apparel & Furniture - 0.9%
--------------------------------------------------------------------------------
 Herman Miller                                   91,200              2,207,040
 Johnson Controls                               321,900             23,328,093
 Springs Industries Class A                      64,900              2,862,090
--------------------------------------------------------------------------------
                                                                    28,397,223
Transportation & Shipping - 0.8%
--------------------------------------------------------------------------------
 +AMR                                           120,900              4,368,117
 Burlington Northern Santa Fe                   109,600              3,306,632
--------------------------------------------------------------------------------

                                              Number              Market
Transportation & Shipping (Cont.)             of Shares           Value
--------------------------------------------------------------------------------
 Canadian National Railway                      234,900           $  9,513,450
 CSX                                             84,200              3,051,408
 United Parcel Service Class B                   65,300              3,774,340
--------------------------------------------------------------------------------
                                                                    24,013,947
Utilities - 1.6%
--------------------------------------------------------------------------------
 Dominion Resources                              65,900              3,962,567
 Edison International                           152,400              1,699,260
 Energy East                                    368,000              7,694,880
 Entergy                                        311,400             11,954,646
 Exelon                                          92,887              5,955,914
 Oneok                                           79,200              1,560,240
 PG&E                                           488,600              5,472,320
 PPL                                             71,400              3,927,000
 Reliant Energy                                  72,900              2,348,109
 Sempra Energy                                  132,000              3,608,880
 TXU                                             70,500              3,397,395
--------------------------------------------------------------------------------
                                                                    51,581,211

Total Common Stock
(Cost $2,707,887,156)                                            3,165,400,687
--------------------------------------------------------------------------------

                                              Par
Money Market Instruments - 0.1%               Amount
--------------------------------------------------------------------------------
Moat Funding
4.20%, 7/2/01                                $3,400,000              3,399,602
--------------------------------------------------------------------------------

Total Money Market Instruments
(Cost $3,399,602)                                                    3,399,602
--------------------------------------------------------------------------------

Total Investments - 99.2%
(Cost $2,711,286,758)                                            3,168,800,289
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities - 0.8%              25,699,976
--------------------------------------------------------------------------------

Net Assets   100.0%
--------------------------------------------------------------------------------
(Equivalent to $29.549 per share
based on 108,109,697 shares
issued and outstanding)                                        $ 3,194,500,265
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, $0.01 par value
150,000,000 authorized shares                                  $     1,081,097
Paid in capital in excess of par value
of shares issued                                                 2,750,485,154
Undistributed net investment income                                 19,149,465
Accumulated net realized loss on investments
and futures contracts                                              (33,914,610)
Net unrealized appreciation of investments
and futures contracts                                              457,699,159
--------------------------------------------------------------------------------

Total Net Assets                                               $ 3,194,500,265
--------------------------------------------------------------------------------

+  Non-income producing security for the period ended June 30, 2001.


See accompanying notes to financial statements.

                            Growth and Income Fund 4

Lincoln National Growth and Income Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
    Dividends                                                              $  19,549,096
-----------------------------------------------------------------------------------------
    Interest                                                                     286,834
-----------------------------------------------------------------------------------------
         Total investment income                                              19,835,930
-----------------------------------------------------------------------------------------

Expenses:
    Management fees                                                            5,224,765
-----------------------------------------------------------------------------------------
    Accounting fees                                                              546,132
-----------------------------------------------------------------------------------------
    Custody fees                                                                  82,189
-----------------------------------------------------------------------------------------
    Professional fees                                                             43,909
-----------------------------------------------------------------------------------------
    Printing and postage                                                          35,635
-----------------------------------------------------------------------------------------
    Directors fees                                                                 2,100
-----------------------------------------------------------------------------------------
    Other                                                                        189,963
-----------------------------------------------------------------------------------------
                                                                               6,124,693
-----------------------------------------------------------------------------------------
    Less expenses paid indirectly                                                (28,503)
-----------------------------------------------------------------------------------------
        Total expenses                                                         6,096,190
-----------------------------------------------------------------------------------------
Net investment income                                                         13,739,740
-----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures contracts:
     Net realized loss on investment transactions                            (40,582,063)
-----------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                   (3,101,405)
-----------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation of investments
     and futures contracts                                                  (213,098,153)
-----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures contracts       (256,781,621)
-----------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                       $(243,041,881)
-----------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                           Six months
                                                           ended
                                                           6/30/2001          Year ended
                                                           (Unaudited)        12/31/00
                                                           ------------------------------------
Changes from operations:
     Net investment income                                 $    13,739,740    $    41,411,198
-----------------------------------------------------------------------------------------------
     Net realized gain (loss) on investment transactions
     and futures contracts                                     (43,683,468)       894,502,404
-----------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/
     depreciation of investments and futures contracts        (213,098,153)    (1,337,656,593)
-----------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                     (243,041,881)      (401,742,991)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
     Net investment income                                              --        (41,062,167)
-----------------------------------------------------------------------------------------------
     Net realized gain on investments                         (925,231,837)      (276,576,520)
-----------------------------------------------------------------------------------------------
          Total distributions to shareholders                 (925,231,837)      (317,638,687)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                      750,551,663       (378,082,832)
-----------------------------------------------------------------------------------------------
     Total decrease in net assets                             (417,722,055)    (1,097,464,510)
-----------------------------------------------------------------------------------------------
Net Assets, at beginning of period                           3,612,222,320      4,709,686,830
-----------------------------------------------------------------------------------------------
Net Assets, at end of period                               $ 3,194,500,265    $ 3,612,222,320
-----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Growth and Income Fund 5

Lincoln National Growth and Income Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the period)

                                            Six months
                                            ended
                                            6/30/2001 1,3 Year ended December 31,
                                            (Unaudited)   2000 1      1999        1998        1997        1996
                                            ----------------------------------------------------------------------
Net asset value, beginning of period          $43.249     $51.710     $46.288     $41.949     $33.110     $29.756

Income (loss) from investment operations:
   Net investment income                        0.157       0.482       0.509       0.607       0.649       0.683
   Net realized and unrealized gain (loss)
      on investments and futures contracts     (2.249)     (5.129)      7.356       7.371       9.331       4.943
                                            ----------------------------------------------------------------------
   Total from investment operations            (2.092)     (4.647)      7.865       7.978       9.980       5.626
                                            ----------------------------------------------------------------------
Less dividends and distributions:
   Dividends from net investment income            --      (0.492)     (0.497)     (1.164)         --      (0.683)
   Distributions from net realized gain on
      investment transactions                 (11.608)     (3.322)     (1.946)     (2.475)     (1.141)     (1.589)
                                            ----------------------------------------------------------------------
Total dividends and distributions             (11.608)     (3.814)     (2.443)     (3.639)     (1.141)     (2.272)
                                            ----------------------------------------------------------------------
Net asset value, end of period                $29.549     $43.249     $51.710     $46.288     $41.949     $33.110
                                            ----------------------------------------------------------------------

Total Return 2                                  (6.75%)     (9.63%)     17.55%      20.33%      30.93%      18.76%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.37%       0.36%       0.36%       0.35%       0.35%       0.36%
   Ratio of net investment income
      to average net assets                      0.83%       1.00%       1.05%       1.44%       1.79%       2.23%
   Portfolio Turnover                              43%         65%         16%         34%         32%         47%
   Net assets, end of period (000 omitted) $3,194,500  $3,612,222  $4,709,687  $4,263,557  $3,540,862  $2,465,224

1 The average shares outstanding method has been applied for per share information.
2 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).
3    Ratios have been annualized and total return has not been annualized.

See accompanying notes to financial statements.

                            Growth and Income Fund 6

Lincoln National Growth and Income Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2001, the custodial fees offset arrangements amounted to $28,503.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at rate of 0.48% of the first $200 million of net assets of the Fund, 0.40% of the next $200 million, and 0.30% of net assets of the Fund in excess of $400 million. The sub-advisor, Goldman Sachs Asset Management is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                            Growth and Income Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

       Aggregate        Aggregate        Gross          Gross            Net
       Cost of          Proceeds         Unrealized     Unrealized       Unrealized
       Purchases        From Sales       Appreciation   Depreciation     Appreciation
       ------------------------------------------------------------------------------
       $1,414,018,119   $1,599,075,512   $772,572,306   $(315,058,775)   $457,513,531

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Cash pledged to cover margin requirements for open positions at June 30, 2001, was $1,656,000. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuations in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2001 were as follows:

                                    Notional      Expiration       Unrealized
       Contracts to                 Cost Amount   Date             Gain (Loss)
       -----------------------------------------------------------------------
       93 S&P 500 Index contracts   $28,462,340   September 2001   $185,628

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional Cost Amount" presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

5. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                      Net Increase (Decrease)
                      Capital                  Reinvestment of           Capital Shares                Resulting From Capital
                      Shares Sold              Dividend                  Redeemed                      Share Transactions
                      -----------------------------------------------------------------------------------------------------------
                      Shares      Amount       Shares      Amount        Shares        Amount          Shares       Amount
                      -----------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2001
  (Unaudited):          196,313  $ 7,494,344   29,074,312  $925,231,837   (4,682,279)  $(182,174,518)   24,588,346  $ 750,551,663

Year ended
  December 31, 2000:  1,410,378   66,841,042    6,637,275   317,638,687  (15,605,308)   (762,562,561)   (7,557,655)  (378,082,832)

6. Distributions to Shareholders

The Fund declares and distributes dividends, if any, on net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Growth and Income Fund 8